Supplement to the
Fidelity Advisor® Communications Equipment Fund
Class A, Class T, Class C and Class I
September 29, 2016
As Revised February 10, 2017
Summary Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

Effective April 1, 2017, the supplemental index for Fidelity Advisor® Communications Equipment Fund will change from S&P Custom Communications Equipment Index to MSCI North America IMI + ADR Custom Communications Equipment 25/50 Index.

AFDC-SUM-17-02 1.9881350.101	March 1, 2017